Long-Term Debt - Summary of Long-term Debt (FY) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-term debt	$ 3,680,941	$ 2,412,304	$ 2,623,571
Less current portion	(361,579)	(426,254)	(410,686)
Long-term debt, non-current	3,302,429	1,966,047	2,212,885
Less debt issuance costs	(16,933)	(20,003)	0
Long-term debt, net of debt issuance cost		1,966,047	2,212,885
NBT Bank, National Association, 4.25% [Member]
Long-term debt	703,464	723,230	0
NBT Bank, National Association, 4.00% [Member]
Long-term debt	83,370	153,258	0
NBT Bank, National Association, 4.20% [Member]
Long-term debt	260,457	274,476	0
NBT Bank, National Association, 4.15% [Member]
Long-term debt	227,878	244,920	0
NBT Bank, National Association, 4.20% (1) [Member]
Long-term debt	450,799	474,464	0
NBT Bank, National Association, 4.85% [Member]
Long-term debt	95,396	110,413	139,416
Vehicle Loans [Member]
Long-term debt	286,071	333,510	389,575
National Bank of Middlebury, 3.95% [Member]
Long-term debt	$ 85,882	98,033	120,131
Community Bank, N.A. [Member]
Long-term debt		$ 0	$ 1,974,449